RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES

The summary of amount due from and due to related parties as the following:

		December 31,
		2022	2021
Due from related parties consist of the following:

WANG & LEE BROTHERS., Inc.	Due from ultimate holding company	1,282	1,283
		$1,282	$1,283

Due to related parties consist of the following:

Pui Lung Ho	Due to director	1,853,263	1,526,557
		$1,853,263	$1,526,557